S000023781 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.51%	(0.09%)			2.67%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.51%	(0.21%)			2.31%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.99%	0.57%			2.58%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	2.23%	(0.44%)			2.28%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	2.56%	(0.03%)	2.83%	[1]
Performance Inception Date			Feb. 24, 2017
Class Z | Bloomberg US Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.48%	[1]	2.34%
Performance Inception Date			Feb. 24, 2017
Class Z | Bloomberg US Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	1.57%	3.49%	[1]	3.29%
Performance Inception Date			Feb. 24, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on February 24, 2017.